GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	27.00%	20.00%	23.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	16.00%	19.00%	22.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	13.00%	14.00%	14.00%